Description of Business and Segmented Disclosures - Schedule of Capital Expenditures (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2022
Disclosure Of Reportable Segments [Line Items]
Capital Investment	$ 3,708	$ 2,563	$ 841
Acquisitions (Note 5)	1,621	13,432	18
Total Capital Expenditures	5,329	15,995	859
Sunrise Oil Sands Partnership
Disclosure Of Reportable Segments [Line Items]
Investment in Equity-Accounted Affiliates				$ 1,559
Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	2,446	1,416	505
Upstream | Asia Pacific
Disclosure Of Reportable Segments [Line Items]
Capital Investment	8	21	0
Upstream | Atlantic
Disclosure Of Reportable Segments [Line Items]
Capital Investment	302	154	0
Downstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	1,176	1,063	276
Oil Sands
Disclosure Of Reportable Segments [Line Items]
Acquisitions (Note 5)	1,609	5,005	6
Oil Sands | Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	1,792	1,019	427
Conventional
Disclosure Of Reportable Segments [Line Items]
Acquisitions (Note 5)	12	551	12
Conventional | Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	344	222	78
Offshore
Disclosure Of Reportable Segments [Line Items]
Acquisitions (Note 5)	0	3,129	0
Canadian Manufacturing
Disclosure Of Reportable Segments [Line Items]
Acquisitions (Note 5)	0	2,973	0
Canadian Manufacturing | Downstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	117	68	33
U.S. Manufacturing
Disclosure Of Reportable Segments [Line Items]
Acquisitions (Note 5)	0	1,618	0
U.S. Manufacturing | Downstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	1,059	995	243
Corporate and Eliminations
Disclosure Of Reportable Segments [Line Items]
Capital Investment	86	84	60
Acquisitions (Note 5)	$ 0	$ 156	$ 0